Commitments And Contingencies - Legal (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 20, 2012 Star Beta (chartered by Oldendorff Gmbh & Co KG and Deiulemar)	Dec. 31, 2011 Star Beta (chartered by Oldendorff Gmbh & Co KG and Deiulemar)	Dec. 31, 2010 Star Beta (chartered by Oldendorff Gmbh & Co KG and Deiulemar)	Dec. 31, 2010 Charterers of Star Alpha	Oct. 31, 2010 Star Ypsilon (Chartered by TMT)	Jul. 31, 2010 Star Ypsilon (Chartered by TMT)	Dec. 31, 2010 Star Ypsilon (Chartered by TMT)	Oct. 05, 2012 Star Epsilon And Star Kappa ((chartered by Ishar Overseas)	Dec. 31, 2012 Star Epsilon And Star Kappa ((chartered by Ishar Overseas)	Dec. 31, 2011 Star Epsilon And Star Kappa ((chartered by Ishar Overseas)	Dec. 31, 2012 Star Gamma And Star Cosmo (Chartered by Korea Line Corporation)	Dec. 31, 2011 Star Gamma And Star Cosmo (Chartered by Korea Line Corporation)	Feb. 14, 2011 Star Gamma And Star Cosmo (Chartered by Korea Line Corporation)
Vessels [Line Items]
Other operational gain	$ 3,507	$ 9,260	$ 26,648		$ 9,000					$ 21,648		$ 2,014		$ 157
Bad debt expense	0	3,139	2,131		692		2,096						1,949		498
Trade accounts receivable	5,969	4,762				1,732				2,606						6,839
Legal proceeds				1,040				22,222			5,000
Receipt of unpaid charter hire, bunkers and interest	$ 1,207	$ 3,249	$ 1,334						$ 2,082